Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 39,591	$ 39,501
Accumulated depreciation and impairment charges	(24,524)	(27,895)
Property and equipment, Net	15,067	11,606	[1]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	24,082	23,324
Accumulated depreciation and impairment charges	(7,500)	(7,900)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	317	1,264
Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	34	33
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	5,222	4,320
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 9,936	$ 10,560

[1]	Retrospectively revised (see note 18)